Contingencies and restrictions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Grantor obligations	$ 9,423	$ 12,103
Ferosor Agricola S.A. [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Ferosor Agrícola S.A.
Relationship with grantor	Unrelated third party
Grantor obligations	$ 3,598	4,067
Tattersall Agroinsumos S.A. [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Tattersall Agroinsumos S.A.
Relationship with grantor	Unrelated third party
Grantor obligations	$ 2,000	2,000
Contador Frutos S.A. [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Contador Frutos S.A.
Relationship with grantor	Unrelated third party
Grantor obligations	$ 1,587	1,743
Agricola Lobert Ltda. [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Agrícola Lobert Ltda.
Relationship with grantor	Unrelated third party
Grantor obligations	$ 0	1,264
Covepa SPA [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Covepa SPA
Relationship with grantor	Unrelated third party
Grantor obligations	$ 720	813
Johannes Epple Davanzo [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Johannes Epple Davanzo
Relationship with grantor	Unrelated third party
Grantor obligations	$ 321	363
Hortofruticola La Serena [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Hortofrutícola La Serena
Relationship with grantor	Unrelated third party
Grantor obligations	$ 294	323
Juan Luis Gaete Chesta [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Juan Luis Gaete Chesta
Relationship with grantor	Unrelated third party
Grantor obligations	$ 195	262
Arena Fertilizantes y Semillas [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Arena Fertilizantes y Semillas
Relationship with grantor	Unrelated third party
Grantor obligations	$ 216	244
Vicente Oyarce Castro [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Vicente Oyarce Castro
Relationship with grantor	Unrelated third party
Grantor obligations	$ 222	244
Soc. Agrocom. Julio Polanco [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Soc. Agrocom. Julio Polanco
Relationship with grantor	Unrelated third party
Grantor obligations	$ 144	163
Bernardo Guzman Schmidt [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Bernardo Guzmán Schmidt
Relationship with grantor	Unrelated third party
Grantor obligations	$ 126	138
Gilberto Rivas Y Cia. Ltda. [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Gilberto Rivas Y Cia. Ltda.
Relationship with grantor	Unrelated third party
Grantor obligations	$ 0	138
Lemp Martin Julian [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Lemp Martin Julian
Relationship with grantor	Unrelated third party
Grantor obligations	$ 0	124
Comercial Agrosal Ltda. [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Comercial Agrosal Ltda.
Relationship with grantor	Unrelated third party
Grantor obligations	$ 0	116
Soc. Comercial el Mimbral [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Soc.Comercial el Mimbral
Relationship with grantor	Unrelated third party
Grantor obligations	$ 0	$ 101